UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA INTERMEDIATE-TERM BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA INTERMEDIATE-TERM
                            BOND Fund

                             [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (49.9%)

              BROADCASTING & CABLE TV (0.7%)
    $ 1,000   Cox Communications, Inc., Notes                               3.88%      10/01/2008     $    990
      1,000   Jones Intercable, Inc., Senior Notes                          7.63        4/15/2008        1,119
                                                                                                      --------
                                                                                                         2,109
                                                                                                      --------
              BUILDING PRODUCTS (0.3%)
      1,000   York International Corp., Senior Notes                        6.63        8/15/2006        1,057
                                                                                                      --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
      1,000   John Deere Capital Corp., Global Notes                        3.90        1/15/2008        1,018
                                                                                                      --------
              CONSUMER FINANCE (1.9%)
      1,000   Ford Motor Credit Corp., Global Notes                         7.60        8/01/2005        1,034
      1,000   General Motors Acceptance Corp., Notes                        6.75        1/15/2006        1,035
        500   Household Finance Corp., Notes                                5.75        1/30/2007          529
      1,000   Household Finance Corp., Notes                                6.38       10/15/2011        1,117
      1,000   MBNA Corp., MTN                                               5.63       11/30/2007        1,062
      1,000   SLM Corp., MTN, CPI Floating Rate Note                        4.37(f)     6/01/2009        1,019
                                                                                                      --------
                                                                                                         5,796
                                                                                                      --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
      2,000   Fiserv, Inc., Notes                                           4.00        4/15/2008        2,033
                                                                                                      --------
              DIVERSIFIED BANKS (3.2%)
      1,000   Compass Bank, Notes                                           8.10        8/15/2009        1,185
      1,000   Emigrant Bancorp, Inc., Senior Notes(a)                       6.25        6/15/2014        1,035
      2,000   First Union National Bank, FL, Subordinated Debentures        6.18        2/15/2036(b)     2,211
      3,000   First Union National Bank, NC, Subordinated Notes             6.18        2/15/2036(b)     3,317
      1,000   Southtrust Bank, N.A., Subordinated Notes                     6.57       12/15/2027(b)     1,143
      1,000   Westpac Capital Trust IV, Notes(a)                            5.26       12/29/2049          990
                                                                                                      --------
                                                                                                         9,881
                                                                                                      --------
              ELECTRIC UTILITIES (6.9%)
      1,000   Jersey Central Power & Light Co., First Mortgage MTN          6.45        5/15/2006        1,050
      1,000   Midamerican Energy Holdings Co., Senior Notes                 5.88       10/01/2012        1,072
      3,000   Monongahela Power Co., First Mortgage Bond                    5.00       10/01/2006        3,095
      1,000   New York State Electric & Gas Corp., Notes                    5.50       11/15/2012        1,042
      2,000   Northern States Power Co., First Mortgage Bond, Series B      8.00        8/28/2012        2,471
      1,882   Oglethorpe Power Corp., Secured Series Facility Bonds         6.97        6/30/2011        2,031
      2,000   Pacific Gas & Electric Co., First Mortgage Bond               4.20        3/01/2011        1,993
        500   Potomac Edison Co., First Mortgage Notes                      7.75        5/01/2025          510
      1,000   Power Contract Financing, Senior Notes(a)                     6.26        2/01/2010        1,048
      1,000   Public Service Co. of Colorado, Senior Notes(l)               7.88       10/01/2012        1,226
      1,000   Sempra Energy ESOP, Series 1999 (NBGA-Sempra Energy)(a)       4.21       11/01/2014(b)     1,018
      1,000   Southern Power Co., Senior Notes                              6.25        7/15/2012        1,100
      1,000   Teco Energy, Inc., Notes                                      6.13        5/01/2007        1,045
      2,000   Westar Energy, Inc., First Mortgage Bond                      6.00        7/01/2014        2,167
                                                                                                      --------
                                                                                                        20,868
                                                                                                      --------
              ELECTRIC/GAS UTILITY (0.5%)
      1,390   Texas Municipal Gas Corp., Notes (INS)(a)                     2.60        7/01/2007        1,388
                                                                                                      --------
              FOOD RETAIL (0.4%)
      1,000   Kroger Co., Notes                                             6.75        4/15/2012        1,129
                                                                                                      --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (5.7%)
    $ 1,000   Centerpoint Energy Resources Corp., Senior Notes              5.95%       1/15/2014     $  1,065
      1,000   Entergy-Koch, LP, Senior Notes(a)                             3.65        8/20/2006        1,016
      1,150   Entergy-Koch, LP, Senior Notes(a)                             6.90        8/01/2011        1,359
      1,000   Kinder Morgan Energy Partners, Notes                          6.75        3/15/2011        1,126
      2,000   Michigan Consolidated Gas Co., Notes                          5.00       10/01/2019        1,999
      1,000   Noram Energy Corp., Debentures                                6.50        2/01/2008        1,083
      1,000   Northern Natural Gas Co., Senior Notes(a)                     5.38       10/31/2012        1,055
      2,000   Peoples Energy Corp., Notes                                   6.90        1/15/2011        2,262
      2,000   Southern Star Central Corp., Senior Notes(a)                  7.38       11/15/2006        2,160
      2,000   Texas Eastern Transmission, LP, Senior Notes                  5.25        7/15/2007        2,096
      1,000   TGT Pipeline, LLC, Notes                                      5.20        6/01/2018          966
      1,000   Valero Logistics Operations, LP, Senior Notes                 6.05        3/15/2013        1,074
                                                                                                      --------
                                                                                                        17,261
                                                                                                      --------
              HEALTH CARE FACILITIES (0.7%)
      2,000   Columbia HCA Healthcare Corp., Notes                          6.91        6/15/2005        2,034
                                                                                                      --------
              HOUSEHOLD PRODUCTS (0.3%)
      1,000   SC Johnson & Son, Inc., Senior Notes(a)                       5.00       12/15/2012        1,016
                                                                                                      --------
              HOUSEWARES & SPECIALTIES (0.3%)
      1,000   Newell Rubbermaid, Inc., Notes                                4.63       12/15/2009        1,026
                                                                                                      --------
              INDUSTRIAL CONGLOMERATES (0.7%)
      2,000   Tyco International Group, SA COP, Notes(a,l)                  4.44        6/15/2007        2,053
                                                                                                      --------
              INDUSTRIAL MACHINERY (0.3%)
      1,000   Pall Corp., Senior Notes(a)                                   6.00        8/01/2012        1,053
                                                                                                      --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
      2,000   Citizens Communications Co., Notes                            8.50        5/15/2006        2,160
                                                                                                      --------
              INVESTMENT BANKING & BROKERAGE (0.7%)
      1,000   Merrill Lynch & Co., Inc., MTN, Series C                      5.45        7/15/2014        1,046
      1,000   Morgan Stanley, Subordinated Notes                            4.75        4/01/2014          982
                                                                                                      --------
                                                                                                         2,028
                                                                                                      --------
              LIFE & HEALTH INSURANCE (1.1%)
      1,000   Monumental Global Funding II, Senior Secured Notes(a)         4.38        7/30/2009        1,018
      2,080   Phoenix Home Life Mutual Insurance, Notes(a)                  6.95       12/01/2006        2,203
                                                                                                      --------
                                                                                                         3,221
                                                                                                      --------
              MANAGED HEALTH CARE (0.7%)
      2,000   Highmark Inc., Senior Notes(a)                                6.80        8/15/2013        2,179
                                                                                                      --------
              MOVIES & ENTERTAINMENT (0.5%)
      1,500   Time Warner Companies, Inc., Notes                            8.11        8/15/2006        1,631
                                                                                                      --------
              MULTI-LINE INSURANCE (1.8%)
      1,000   Farmers Exchange Capital, Surplus Notes(a,l)                  7.05        7/15/2028        1,016
      2,000   Farmers Insurance Exchange, Notes(a)                          6.00        8/01/2014        2,032
      2,000   ING Capital Funding Trust III, Guaranteed
                Trust Preferred Bonds                                       8.44       12/29/2049(j)     2,428
                                                                                                      --------
                                                                                                         5,476
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (1.0%)
    $ 3,000   Leucadia National Corp., Senior Notes                         7.00%       8/15/2013     $  3,075
                                                                                                      --------
              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
      1,000   Duke Capital Corp., LLC, Senior Notes                         4.30        5/18/2006        1,018
      1,000   Duke Energy Field Services, LLC, Notes                        7.50        8/16/2005        1,037
                                                                                                      --------
                                                                                                         2,055
                                                                                                      --------
              OIL & GAS DRILLING (0.3%)
      1,000   Diamond Offshore Drilling, Inc., Senior Notes(a)              5.15        9/01/2014        1,024
                                                                                                      --------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
      1,000   Halliburton Co., Notes, Series MTN                            6.00        8/01/2006        1,044
      1,000   Seacor Smit, Inc., Senior Notes                               5.88       10/01/2012          997
                                                                                                      --------
                                                                                                         2,041
                                                                                                      --------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      1,000   Southwestern Energy Co., Senior Notes                         6.70       12/01/2005        1,031
      1,000   Southwestern Energy Co., Senior Notes(l)                      7.63        5/01/2027(b)     1,103
                                                                                                      --------
                                                                                                         2,134
                                                                                                      --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
      3,000   Citigroup, Inc., Global Notes                                 4.25        7/29/2009        3,070
      2,000   Travelers Life & Annuity, Notes(a)                            5.13        8/15/2014        2,049
                                                                                                      --------
                                                                                                         5,119
                                                                                                      --------
              PACKAGED FOODS & MEAT (0.3%)
      1,000   Kraft Foods Inc., Notes                                       4.00       10/01/2008        1,012
                                                                                                      --------
              PAPER PRODUCTS (0.3%)
      1,000   International Paper Co., Notes                                5.25        4/01/2016          993
                                                                                                      --------
              PROPERTY & CASUALTY INSURANCE (4.4%)
      1,000   21st Century Insurance Group, Senior Notes                    5.90       12/15/2013        1,028
      2,000   CNA Financial Corp., Notes                                    6.75       11/15/2006        2,118
      1,000   Fidelity National Financial, Inc., Notes                      5.25        3/15/2013        1,000
      2,000   First American Capital Trust I                                8.50        4/15/2012        2,285
      1,000   Infinity Property & Casualty Corp., Senior Notes,
                Series B                                                    5.50        2/18/2014        1,000
        500   Liberty Mutual Insurance Co., Notes(a)                        8.20        5/04/2007          548
      2,000   Markel Corp., Senior Notes                                    6.80        2/15/2013        2,163
      1,000   Ohio Casualty Corp., Notes                                    7.30        6/15/2014        1,063
      2,000   RLI Corp., Senior Notes                                       5.95        1/15/2014        2,028
                                                                                                      --------
                                                                                                        13,233
                                                                                                      --------
              REAL ESTATE INVESTMENT TRUSTS (3.2%)
      1,105   American Health Properties, Inc., Notes                       7.50        1/15/2007        1,190
      2,000   Duke Realty, LP, Notes                                        5.40        8/15/2014        2,064
      1,000   EOP Operating, LP, Notes                                      6.80        1/15/2009        1,105
      1,000   Gables Realty, LP, Senior Notes                               5.75        7/15/2007        1,049
      1,000   Health Care Properties Investors, Inc., Senior Notes          6.50        2/15/2006        1,040
      1,000   Pan Pacific Retail Properties, Inc., Notes                    7.95        4/15/2011        1,164
      2,000   TriNet Corporate Realty Trust, Inc., Notes                    7.95        5/15/2006        2,139
                                                                                                      --------
                                                                                                         9,751
                                                                                                      --------
              REGIONAL BANKS (4.1%)
      1,750   Bank of Hawaii, Notes                                         6.88        3/01/2009        1,955
      1,000   Banknorth Group, Inc., Senior Notes                           3.75        5/01/2008        1,006
      1,000   City National Corp., Senior Notes                             5.13        2/15/2013        1,017

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------

    $ 2,000   Imperial Bank, Subordinated Capital Notes                     8.50%       4/01/2009     $  2,355
      2,000   Susquehanna Bancshares, Subordinated Notes(a)                 4.75        5/01/2014        2,003
      2,000   TCF Financial Bank, Subordinated Notes                        5.00        6/15/2014        2,053
      1,950   Union Planters Bank, N.A., Subordinated Notes                 6.50        3/15/2018(c)     2,108
                                                                                                      --------
                                                                                                        12,497
                                                                                                      --------
              REINSURANCE (1.4%)
      2,000   Montpelier Re Holdings Ltd., Senior Notes                     6.13        8/15/2013        2,088
      2,000   Reinsurance Group of America, Inc., Senior Notes(a)           7.25        4/01/2006        2,095
                                                                                                      --------
                                                                                                         4,183
                                                                                                      --------
              SPECIALIZED FINANCE (0.4%)
      1,000   CIT Group, Inc., Global Notes                                 7.38        4/02/2007        1,096
                                                                                                      --------
              SPECIALTY CHEMICALS (0.3%)
      1,000   Lubrizol Corp., Senior Notes                                  4.63       10/01/2009        1,011
                                                                                                      --------
              THRIFTS & MORTGAGE FINANCE (1.3%)
      1,000   Independence Community Bank Corp., Subordinated Notes         3.75        4/01/2014          976
      2,000   Sovereign Bank, Notes                                         4.38        8/01/2013        2,017
      1,000   Washington Mutual Inc., Senior Notes                          4.38        1/15/2008        1,027
                                                                                                      --------
                                                                                                         4,020
                                                                                                      --------
              TOBACCO (0.7%)
      1,000   Universal Corp., Notes, Series MTNB                           5.00        9/01/2011        1,014
      1,000   UST, Inc., Notes                                              6.63        7/15/2012        1,131
                                                                                                      --------
                                                                                                         2,145
                                                                                                      --------
              Total corporate obligations (cost: $145,489)                                             151,806
                                                                                                      --------
              EURODOLLAR AND YANKEE OBLIGATIONS (7.9%)

              AEROSPACE & DEFENSE (0.3%)
      1,000   Bombardier Capital, Inc., Notes, Series A (Canada)(a)         6.13        6/29/2006        1,004
                                                                                                      --------
              DIVERSIFIED BANKS (2.7%)
      2,000   Banco Nacional De Comercio Exterior SNC, Notes
                (Mexico)(a)                                                 3.88        1/21/2009        1,957
      1,000   HBOS plc, Subordinated Notes (United Kingdom)(a)              5.38(f)    11/01/2049        1,027
      2,000   Popular North America, Inc., Notes (Netherlands)              4.25        4/01/2008        2,048
      2,000   Rabobank Capital Funding Trust III, Subordinated Notes
                (Netherlands)(a)                                            5.25       12/29/2049        2,031
      1,000   UFJ Finance Aruba AEC, Notes (Japan)                          8.75       11/13/2008        1,108
                                                                                                      --------
                                                                                                         8,171
                                                                                                      --------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
      1,000   Fondo Latinoamericano, Notes (Colombia)(a)                    3.00        8/01/2006        1,003
                                                                                                      --------
              DIVERSIFIED METALS & MINING (1.0%)
      1,000   Brascan Corp., Notes (Canada)                                 8.13       12/15/2008        1,153
      2,000   Glencore Funding LLC, Notes (Switzerland)(a)                  6.00        4/15/2014        1,902
                                                                                                      --------
                                                                                                         3,055
                                                                                                      --------
              FOOD RETAIL (0.2%)
        500   Ahold Finance U.S.A., Inc., Notes (Netherlands)               6.25        5/01/2009          529
                                                                                                      --------
              FOREST PRODUCTS (0.6%)
      1,500   Nexfor, Inc., Debentures (Canada)                             8.13        3/20/2008        1,693
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.7%)
    $ 1,000   Hutchison Whampoa International Ltd., Notes
                (Hong Kong)(a)                                              5.45%      11/24/2010     $  1,031
      1,000   Hutchison Whampoa International Ltd., Notes
                (Hong Kong)(a)                                              6.50        2/13/2013        1,067
                                                                                                      --------
                                                                                                         2,098
                                                                                                      --------
              INTEGRATED OIL & GAS (0.8%)
      2,000   Pemex Finance Ltd., Senior Notes (Mexico)                     8.88       11/15/2010        2,383
                                                                                                      --------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      1,000   Nexen, Inc., Notes (Canada)                                   5.05       11/20/2013        1,005
                                                                                                      --------
              REAL ESTATE INVESTMENT TRUSTS (0.7%)
      2,000   Westfield Capital Corp. Ltd., Notes (Australia)(a,k)          4.38       11/15/2010        2,000
                                                                                                      --------
              SOFT DRINKS (0.3%)
      1,000   Coca-Cola HBC Finance B.V., Notes (Greece)                    5.13        9/17/2013        1,033
                                                                                                      --------
              Total eurodollar and yankee obligations (cost: $23,220)                                   23,974
                                                                                                      --------
              ASSET-BACKED SECURITIES (12.7%)(d)

              AIRLINES (5.8%)
              America West Airlines, Inc., Pass-Through Certificates,
      2,658     Series 1996-1, Class A, EETC                                6.85        7/02/2009        2,675
        415     Series 1998-1, Class A                                      6.87        1/02/2017          418
      1,696     Series 1999-1, Class G (INS)                                7.93        1/02/2019        1,876
              American Airlines, Inc., Pass-Through Certificates,
      1,749     Series 2003-1, Class G (INS)                                3.86        7/09/2010        1,732
      1,000     Series 2001-1, Class A-2, EETC                              6.82        5/23/2011          893
              Continental Airlines, Inc., Pass-Through Certificates,
      1,516     Series AMBC (INS)                                           6.24        3/15/2020        1,622
      1,686     Series 99-1, Class A                                        6.55        2/02/2019        1,635
      2,000   Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001, Class A-2, EETC                                7.11        9/18/2011        1,879
      1,000   Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2002-1, Class G-2 (INS)                              6.42        7/02/2012        1,031
              Northwest Airlines, Inc., Pass-Through Certificates,
      1,945     Series 2002-1, Class G-2 EETC (INS)                         6.26       11/20/2021        2,018
      2,000     Series 2001-1, Class A-2                                    6.84       10/01/2012        1,980
                                                                                                      --------
                                                                                                        17,759
                                                                                                      --------
              ASSET-BACKED FINANCING (6.9%)
      3,255   Aircraft Finance Trust, Notes, Series 1999-1A, Class A2       2.37(f)     5/15/2024        3,063
      1,937   Airport Airplanes, Pass-Through Certificates, Series 1R,
                Class A8, EETC                                              2.21(f)     3/15/2019        1,681
        901   Aviation Capital Group Trust, Notes, Series 2000-1A,
                Class A2(a)                                                 2.35(f)    11/15/2025          894
              Bank One Issuance Trust,
      1,000     Notes, Series 2003, Class C-1                               4.54        9/15/2010        1,023
      1,000     Notes, Series 2003, Class C-3                               4.77        2/16/2016          987
      1,000   Capital One Multi-Asset Execution Trust, Notes,
                Series 2003-C2, Class C2                                    4.32        4/15/2009        1,018
      1,000   CIT Equipment Collateral, Notes, Series 2003-EF1, Class C     3.98        2/20/2009        1,011
      1,000   Detroit Edison, Notes, Series 2001-1, Class A-4               6.19        3/01/2013        1,107
              Diversified REIT,
        731     Notes, Series 1999-1A, Class A1(a)                          6.78        3/18/2011          780
      2,000     Notes, Series 1999-1A, Class C(a)                           6.78        3/18/2011        2,190
      1,000     Notes, Series 2000-1, Class C(a)                            6.97        3/08/2010        1,121
      2,000   Hyundai Auto Receivables Trust, Notes, Series 2003-A,
                Class B                                                     2.99       10/15/2010        1,992
      1,000   IKON Receivables LLC, Notes, Series 2003-1, Class A4          3.27        7/15/2011        1,008
      3,000   Trinity Rail Leasing LP, Series 2004-1A,
                Class A (INS)(i)                                            5.27        8/14/2027        3,068
                                                                                                      --------
                                                                                                        20,943
                                                                                                      --------
              Total asset-backed securities (cost: $38,479)                                             38,702
                                                                                                      --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (21.8%)(d)

              COLLATERALIZED MORTGAGE OBLIGATIONS (6.7%)(h)
              Fannie Mae,(+)
    $ 1,344     Series 2001-25 D                                            6.00%       2/25/2014     $  1,351
        911     Series 1999-25 VB                                           6.00        4/25/2016          922
      1,986     Series 2001-20 VB                                           6.00        9/25/2017        2,022
      3,000     Series 2001-29 VB                                           6.50        8/25/2016        3,048
              Freddie Mac,(+)
      1,646     Series 2435 VG                                              6.00        2/15/2013        1,734
        376     Series 2160 VC                                              6.00        8/15/2013          377
      1,000     Series 2389 VH                                              6.00       12/01/2031        1,033
      1,000     Series 2427 VL                                              6.50       11/15/2017        1,027
      1,683     Series 2367 KV                                              7.00       10/15/2014        1,759
              Government National Mortgage Assn.,
      2,000     Series 1999-14 VD                                           6.00        3/20/2014        2,098
      4,000     Series 2002-4 VG                                            6.50       11/16/2017        4,129
      1,000     Series 2001-49 VB                                           7.00       11/16/2016        1,045
                                                                                                      --------
                                                                                                        20,545
                                                                                                      --------
              COMMERICAL MORTGAGE-BACKED SECURITIES (12.8%)
      1,000   Amresco Commercial Mortgage Fund I Corp.,
                Series 1997 C1, Class F                                     7.64        6/17/2029        1,096
      1,000   Chase Commercial Mortgage Securities Corp.,
                Series 2000-1, Class A2                                     7.76        4/15/2032        1,150
      2,000   Commerce, Pass-Through Certificates, Series 2004-RS1,
                Class A(a,i,k)                                              4.02        3/03/2041        2,001
              Credit Suisse First Boston,
      2,000     Series 2001-CK1, Class A-2                                  6.25       12/18/2035        2,162
      2,000     Series 1998-C2, Class A-2(l)                                6.30       11/11/2030        2,185
      1,000     Series 1998-C1, Class D                                     7.17        5/17/2040        1,129
        650   First Union National Bank-Chase, Series 1999-C2, Class D      7.06        6/15/2031          729
              GE Capital Commercial Mortgage Corp.,
      1,500     Series 2002-3A, Class D(a)                                  5.34       12/10/2037        1,578
      1,243     Series 2000-1, Class A-1                                    6.32        1/15/2033        1,307
      1,803   GGP Mall Properties Trust, Series 2001, Class D-2(a)          5.89       11/15/2011        1,887
              GMAC Commercial Mortgage Security, Inc.,
      1,000     Series 1998-C2, Class D                                     6.50        5/15/2035        1,093
      1,115     Series 1999-C1, Class D                                     6.86        5/15/2033        1,243
      1,000   GS Mortgage Securities, Series 2001 ROCK, Class A-2           6.62        5/03/2018        1,128
      2,000   Hilton Hotels Pool Trust, Series 2000-HLTA, Class C(a)        7.46       10/03/2015        2,290
      1,073   LB Commercial Conduit Mortgage Trust, Series 1999-C1,
                Class A1                                                    6.41        6/15/2031        1,121
      3,000   Machine One Trust, Series 2004-1A, Class A3(a)                5.22        5/28/2040        3,114
              Merrill Lynch Mortgage Investors, Inc.,
      2,000     Series 1998-C1, Class A2                                    6.48       11/15/2026        2,154
      1,711     Series 1997-C2, Class A-2                                   6.54       12/10/2029        1,840
              Morgan Stanley Dean Witter Capital I, Inc.,
      2,000     Series 1998 XL1, Class A-3                                  6.48        6/03/2030        2,165
      1,000     Series 1998 WF1, Class E                                    7.30        3/15/2030        1,091
      1,227     Series 1996 WF1, Class A-3(a)                               7.70       11/15/2028        1,275
      1,024     Series 1995-GAL1, Class D(a)                                8.25        8/15/2027        1,052
      2,000   TIAA CMBS I Trust, Series 2001 C1A, Class A-3(a)              6.56        6/19/2026        2,178
      2,000   Tower Global Signal Trust I, Series 2004-1, Class B           4.16        1/15/2034        1,993
                                                                                                      --------
                                                                                                        38,961
                                                                                                      --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)(e)
              CS First Boston Mortgage Securities Corp.,
     46,209     Series 2004-C1, Class ASP (acquired 8/30/2004;
                cost $2,000)(a,g)                                           1.05        1/15/2037        1,964
      9,980     Series 2003-C3, Class ASP (acquired 6/17/2003;
                cost $926)(a,g)                                             1.88        5/15/2038          733
     19,489   Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP (acquired 7/17/2003
                & 8/13/2003; cost $2,026)(a,g)                              2.06        1/11/2035        1,622

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                               COUPON                        MARKET
     AMOUNT   SECURITY                                                      RATE         MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
    $68,932   GS Mortgage Securities Corp. II, Series 2001 ROCK,
                Class X-1 (acquired 5/13/2004; cost $1,037)(a,g)            0.40%       5/03/2018     $  1,042
     19,793   LB-UBS Commercial Mortgage Trust, Series 2003-C5,
                Class XCP (acquired 7/16/2003; cost $1,000)(a,g)            1.21        7/15/2013          735
     18,381   Morgan Stanley Dean Witter Capital I, Inc.,
                Series 2004-T13, Class X2 (acquired 1/23/2004;
                cost $1,000)(a,g)                                           1.06        9/13/2045          885
                                                                                                      --------
                                                                                                         6,981
                                                                                                      --------
              Total mortgage-backed securities (cost: $64,759)                                          66,487
                                                                                                      --------
              MUNICIPAL OBLIGATIONS (5.3%)

              EDUCATION (0.3%)
      1,000   Univ. Oklahoma RB, Notes(k)                                   5.25       11/01/2019          996
                                                                                                      --------
              ELECTRIC UTILITIES (1.5%)
      1,000   Brazos River Auth., TX, PCRB, Series 1995A (TXU)              5.40        4/01/2030(b)     1,031
        500   Hillsborough County, FL, IDA PCRB                             4.00        5/15/2018(b)       508
      1,000   Matagorda County, TX, Navigation District 1, PCRB             2.35        5/01/2030(b)       993
      2,000   Ohio State Water Development PCRB, Series 1999-B              3.35        6/01/2033(b)     2,001
                                                                                                      --------
                                                                                                         4,533
                                                                                                      --------
              ELECTRIC/GAS UTILITY (0.3%)
      1,000   North Carolina Eastern Municipal Power Agency RB,
                Series 2003-E                                               5.23        1/01/2011        1,002
                                                                                                      --------
              ENVIRONMENTAL SERVICES (0.7%)
      2,000   Maine Finance Auth. Solid Waste RB                            2.90        2/01/2016(b)     2,002
                                                                                                      --------
              GENERAL OBLIGATION (0.7%)
      2,000   Hopewell, VA, Taxable Public Improvement GO,
                Series B                                                    5.25        7/15/2009        2,032
                                                                                                      --------
              HOSPITAL (0.3%)
      1,000   Rhode Island State Health & Education RB,
                Series C (LOC-Citizens Bank of Rhode Island)                3.60        9/15/2033(b)     1,004
                                                                                                      --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.4%)
      1,000   Harris County, TX, IDRB, Series 2002                          5.68        3/01/2023(b)     1,026
                                                                                                      --------
              SALES TAX (0.8%)
      2,500   Sales Tax Asset Receivable Corp., NY, RB, Series B(k)         4.76       10/15/2015        2,501
                                                                                                      --------
              SPECIAL ASSESSMENT/TAX/FEE (0.3%)
      1,000   Short Pump Town Center Community Development Auth.,
                VA, RB(a)                                                   4.85        2/01/2006          995
                                                                                                      --------
              Total municipal obligations (cost: $16,029)                                               16,091
                                                                                                      --------
              MONEY MARKET INSTRUMENT (3.6%)

              COMMERCIAL PAPER
              ----------------
              DIVERSIFIED BANKS
     10,956   UBS Finance, Inc. (cost: $10,956)                             1.84       11/01/2004       10,956
                                                                                                      --------

              TOTAL INVESTMENTS (COST: $298,932)                                                      $308,016
                                                                                                      ========

8

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the
         Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Investments in open-end investment companies are valued at their net asset value (NAV) at the end of each business day.

             3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

             4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $9,837,000 and $753,000, respectively, resulting in net unrealized appreciation of $9,084,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $304,265,000 at October 31, 2004, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

         (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

         (d) The weighted average life of mortgage-backed and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

         (e) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2004, was $6,981,000, which represented 2.3% of the Fund's net assets.

         (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (i) Security was fair valued at October 31, 2004, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (j) Security is subject to an earlier call, which shortens its effective maturity date.

         (k) At October 31, 2004, the cost of securities purchased on a when-issued basis was $7,486,000.

         (l) At October 31, 2004, portions of these securities were segregated to cover when-issued purchases.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             COP           Certificate of Participation

             CPI           Consumer Price Index

             EETC          Enhanced Equipment Trust Certificate

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

             ESOP          Employee Stock Ownership Plan

             GO            General Obligation

             IDA           Industrial Development Authority/Agency

             IDRB          Industrial Development Revenue Bond

             MTN           Medium-Term Note

             PCRB          Pollution Control Revenue Bond

             RB            Revenue Bond

             REIT          Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp, Financial Security Assurance, Inc., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement.

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48445-1204                                 (C)2004, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.